Prepaid Expenses and other current assets	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Prepaid Expenses And Other Current Assets
Prepaid Expenses and other current assets

Note 4. Prepaid Expenses and other current assets

Prepaid expenses for the nine months ended September 30, 2023, includes a receivable for items sold in relation to the Company’s distribution agreement with BioMed Technologies Asia Pacific Holdings Limited (see Note 4) of approximating $96,000. Prepaid expenses at December 31, 2022 of $104,000 including research and development costs to GRDG, a related party. approximating $43,000.

Note 4. Prepaid Expenses

Prepaid expenses for the year ended December 31, 2022, includes prepared inventory approximating $60,000 and research and development fees paid to GRDG Sciences, LLC. (“GRDG”), a related party, approximating $43,000. Prepaid expenses at December 31, 2021 consists primarily of research and development costs to GRDG approximating $43,000.